Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Australia: 4.0%
322,115		Aurizon Holdings Ltd.	$837,199	0.5
75,684		BHP Group Ltd. Australian	2,350,389	1.3
15,905		BlueScope Steel Ltd.	191,702	0.1
80,184		Origin Energy Ltd.	431,274	0.2
22,623		Rio Tinto Ltd.	1,688,909	0.9
120,543		South32 Ltd. - AUD	334,811	0.2
297,528		Telstra Group Ltd.	807,257	0.4
65,992		Transurban Group - Stapled Security	645,179	0.4
			7,286,720	4.0

		Brazil: 0.9%
67,609		Cia Siderurgica Nacional S.A.	189,172	0.1
166,404		TIM SA/Brazil	415,902	0.2
62,906		Vale SA	1,039,231	0.6
			1,644,305	0.9

		Canada: 5.1%
2,262		Canadian National Railway Co. - CNR	290,395	0.2
2,242		Canadian Pacific Railway Ltd.	183,557	0.1
4,535		Enbridge, Inc.	187,279	0.1
10,872		First Quantum Minerals Ltd.	258,474	0.1
11,283		Franco-Nevada Corp.	1,648,141	0.9
46,873	(1)	Hydro One Ltd.	1,310,904	0.7
48,563		Kinross Gold Corp.	200,729	0.1
51,244		Lundin Mining Corp.	315,430	0.2
15,924		Northland Power, Inc.	451,031	0.2
10,542		Nutrien Ltd.	847,263	0.5
14,966		Pembina Pipeline Corp.	546,393	0.3
20,778		Rogers Communications, Inc.	955,836	0.5
10,929		Teck Resources Ltd.	405,100	0.2
31,486		Wheaton Precious Metals Corp.	1,228,870	0.7
4,219		WSP Global, Inc.	506,066	0.3
			9,335,468	5.1

		China: 2.6%
548,000		Aluminum Corp. of China Ltd. - H Shares	234,361	0.1
545,000		AviChina Industry & Technology Co. Ltd. - H Shares	257,243	0.2
80,000		Beijing Enterprises Holdings Ltd.	254,434	0.1
1,066,000		China Communications Services Corp., Ltd. - H Shares	367,485	0.2
191,500		China Hongqiao Group Ltd.	180,980	0.1
209,295		China Merchants Port Holdings Co. Ltd.	305,494	0.2
433,000		China Railway Group Ltd. - H Shares	244,406	0.1
269,600		China State Construction Engineering Corp. Ltd. - A Shares	223,221	0.1
3,934,000	(1)	China Tower Corp. Ltd. - H Shares	425,473	0.2
510,000		COSCO Shipping Ports, Ltd.	387,229	0.2
70,700		Henan Shenhuo Coal & Power Co. Ltd. - A Shares	168,819	0.1
35,300		Hubei Xingfa Chemicals Group Co. Ltd. - A Shares	152,787	0.1
448,000		Kunlun Energy Co. Ltd.	347,579	0.2
9,500		Orient Overseas International Ltd.	180,513	0.1
55,300		Shenzhen Senior Technology Material Co. Ltd. - A Shares	179,152	0.1
52,100		TBEA Co. Ltd. - A Shares	158,527	0.1
448,000		Zhejiang Expressway Co., Ltd. - H Shares	334,549	0.2
85,600		ZTE Corp. - H Shares	187,530	0.1
6,990		ZTO Express Cayman, Inc. ADR	175,239	0.1
			4,765,021	2.6

		Denmark: 0.4%
289		AP Moller - Maersk A/S - Class B	626,540	0.4

		Finland: 0.2%
66,105		Nokia OYJ - Finland	325,695	0.2

		France: 3.7%
1,309	(2)	Aeroports de Paris	201,767	0.1
3,184		Air Liquide SA	463,564	0.3
6,100		Arkema SA	542,364	0.3
27,085		Cie de Saint-Gobain	1,248,937	0.7
9,822		Eiffage SA	967,117	0.5
57,549		Engie SA	874,852	0.5
8,788		Legrand S.A.	716,057	0.4
21,161		Orange SA	215,021	0.1
6,693		Schneider Electric SE	988,388	0.6
15,724		Veolia Environnement	406,968	0.2
			6,625,035	3.7

		Germany: 4.1%
22,251		BASF SE	1,132,923	0.6
5,371		Brenntag SE	341,495	0.2
15,548	(1)	Covestro AG	624,849	0.4
30,892		Deutsche Post AG	1,234,087	0.7
9,867		GEA Group AG	403,475	0.2
14,157		HeidelbergCement AG	776,214	0.4
13,332		KION Group AG	381,372	0.2
18,212		Siemens AG	2,525,739	1.4
			7,420,154	4.1

		Greece: 0.2%
27,068		Hellenic Telecommunications Organization SA	418,734	0.2

		Hong Kong: 1.0%
14,600		Jardine Matheson Holdings Ltd.	705,910	0.4
121,000		Power Assets Holdings Ltd.	624,195	0.4

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

178,000		SITC International Holdings Co. Ltd.	394,867	0.2
			1,724,972	1.0

		India: 1.7%
561,791		Bharat Electronics Ltd.	729,613	0.4
30,738		Larsen & Toubro Ltd.	785,595	0.5
225,633		NTPC Ltd.	478,080	0.3
86,792		Power Grid Corp. of India Ltd.	239,469	0.1
59,277		UPL Ltd.	577,536	0.3
60,381		Vedanta Ltd.	228,268	0.1
			3,038,561	1.7

		Indonesia: 0.1%
633,500		Telkom Indonesia Persero Tbk PT	163,427	0.1

		Ireland: 1.8%
36,016		CRH PLC	1,447,904	0.8
11,106		DCC PLC	591,423	0.3
11,384		Smurfit Kappa PLC	413,565	0.2
4,950		Trane Technologies PLC	883,179	0.5
			3,336,071	1.8

		Israel: 0.1%
124,364		Bezeq Israeli Telecommunication Corp., Ltd.	231,309	0.1

		Italy: 1.3%
209,286		Enel S.p.A.	1,129,058	0.6
164,559		Snam SpA	840,030	0.5
1,667,568	(2)	Telecom Italia S.p.A. - TIT	363,818	0.2
			2,332,906	1.3

		Japan: 7.8%
3,200		Hirose Electric Co., Ltd.	428,280	0.2
18,800		KDDI Corp.	559,198	0.3
1,100		Keyence Corp.	465,445	0.3
48,700		Lixil Corp.	756,162	0.4
7,900		MISUMI Group, Inc.	196,374	0.1
66,100		Mitsubishi Electric Corp.	662,440	0.4
4,700		Mitsubishi Heavy Industries Ltd.	187,073	0.1
8,500		Murata Manufacturing Co., Ltd.	466,253	0.3
36,400		NGK Insulators Ltd.	483,128	0.3
8,800		Nippon Express Holdings, Inc.	521,277	0.3
21,100		Nippon Sanso Holdings Corp.	352,661	0.2
56,300		Nippon Telegraph & Telephone Corp.	1,561,143	0.9
8,000		Nippon Yusen KK	178,076	0.1
12,700		Nissan Chemical Corp.	630,476	0.3
11,200		Nitto Denko Corp.	707,626	0.4
40,900		Oji Holdings Corp.	157,628	0.1
30,100		Osaka Gas Co., Ltd.	465,241	0.2
17,700		Shimadzu Corp.	544,002	0.3
1,600		Shin-Etsu Chemical Co., Ltd.	207,048	0.1
30,100		SoftBank Group Corp.	1,318,938	0.7
225,900		Sumitomo Chemical Co., Ltd.	823,594	0.4
39,900		Sumitomo Corp.	654,131	0.4
57,500		Tokyo Gas Co., Ltd.	1,057,713	0.6
7,100		Toyota Industries Corp.	407,308	0.2
8,000		Toyota Tsusho Corp.	308,823	0.2
			14,100,038	7.8

		Malaysia: 0.2%
183,900		Petronas Chemicals Group Bhd	354,386	0.2

		Mexico: 0.5%
355,804		Alfa SA de CV	248,956	0.2
8,148		Grupo Aeroportuario del Sureste SA de CV	202,074	0.1
185,537		Operadora De Sites Mexicanos SAB de CV	205,981	0.1
22,889		Promotora y Operadora de Infraestructura SAB de CV	202,933	0.1
			859,944	0.5

		Netherlands: 0.1%
2,534		LyondellBasell Industries NV - Class A	215,415	0.1

		New Zealand: 0.2%
123,916		Spark New Zealand Ltd.	403,981	0.2

		Philippines: 0.7%
46,530		GT Capital Holdings, Inc.	362,625	0.2
177,780		International Container Terminal Services, Inc.	647,297	0.4
6,135		PLDT, Inc.	190,745	0.1
			1,200,667	0.7

		Portugal: 0.1%
35,196		EDP - Energias de Portugal SA	167,007	0.1

		Qatar: 0.2%
174,471		Ooredoo QPSC	425,045	0.2

		Russia: –%
267,141	(3)	Alrosa PJSC	–	–
4,101,092	(3)	Inter RAO UES PJSC	–	–
124,960	(3)	Mobile Telesystems OJSC	–	–
			–	–

		Saudi Arabia: 0.7%
49,364		Etihad Etisalat Co.	481,496	0.3
19,611		Sahara International Petrochemical Co.	189,966	0.1
91,572		Saudi Electricity Co.	607,211	0.3
			1,278,673	0.7

		Singapore: 1.4%
47,600	(1)	BOC Aviation Ltd.	376,917	0.2
86,400		Keppel Corp., Ltd.	482,244	0.3
197,200	(2)	Singapore Airlines Ltd.	800,053	0.4
307,100		Singapore Telecommunications Ltd.	617,401	0.3
24,000		Venture Corp. Ltd.	308,143	0.2
			2,584,758	1.4

		South Africa: 0.3%
11,858		African Rainbow Minerals Ltd.	199,041	0.1
17,681		Impala Platinum Holdings Ltd.	214,888	0.1

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

71,572		Sibanye Stillwater Ltd.	199,143	0.1
			613,072	0.3

		South Korea: 1.6%
9,796		CJ Corp.	575,679	0.3
9,231		GS Engineering & Construction Corp.	166,952	0.1
12,156		GS Holdings Corp.	451,826	0.2
1,372		Hyundai Glovis Co., Ltd.	186,124	0.1
25,478	(2)	Korean Air Lines Co. Ltd.	499,852	0.3
40,500		LG Uplus Corp.	374,393	0.2
1,953		Samsung Electro-Mechanics Co. Ltd.	213,791	0.1
845		Samsung SDI Co., Ltd.	477,026	0.3
			2,945,643	1.6

		Spain: 0.9%
36,276		ACS Actividades de Construccion y Servicios SA	1,029,605	0.6
57,608		Iberdrola S.A. - IBEE	650,825	0.3
			1,680,430	0.9

		Sweden: 2.9%
13,597		Alfa Laval AB	391,513	0.2
91,590		Atlas Copco AB - A Shares	1,141,661	0.7
16,872		Hexagon AB	192,937	0.1
10,108		Indutrade AB	217,727	0.1
40,493		SKF AB - B Shares	674,243	0.4
18,380		Tele2 AB	163,275	0.1
92,752		Telefonaktiebolaget LM Ericsson	585,419	0.3
264,890		Telia Co. AB	723,871	0.4
58,151		Volvo AB - B Shares	1,068,329	0.6
			5,158,975	2.9

		Switzerland: 2.0%
5,890		ABB Ltd.	185,112	0.1
301	(2)	Accelleron Industries AG	6,116	0.0
239		Givaudan	807,982	0.5
54,748		Glencore PLC	373,608	0.2
25,478		Holcim AG	1,330,967	0.7
855		Kuehne & Nagel International AG	207,713	0.1
11,267		SIG Group AG	248,392	0.1
1,982		Sika AG	506,521	0.3
			3,666,411	2.0

		Taiwan: 1.4%
54,000		Delta Electronics, Inc.	533,991	0.3
32,000		E Ink Holdings, Inc.	191,876	0.1
35,200		Evergreen Marine Corp. Taiwan Ltd.	188,980	0.1
101,000		Far EasTone Telecommunications Co., Ltd.	223,016	0.1
121,000		HON HAI Precision Industry Co., Ltd.	396,189	0.2
27,000		Nan Ya Printed Circuit Board Corp.	241,774	0.1
95,000		Unimicron Technology Corp.	489,055	0.3
82,000		Zhen Ding Technology Holding Ltd.	321,150	0.2
			2,586,031	1.4

		Thailand: 0.9%
132,800		Electricity Generating PCL - Foreign	648,414	0.4
194,400		Indorama Ventures PCL - Foreign	235,685	0.1
79,900		Intouch Holdings PCL - Foreign	168,013	0.1
426,400		PTT Global Chemical PCL	584,126	0.3
			1,636,238	0.9

		Turkey: 0.2%
108,939		KOC Holding AS	414,847	0.2

		United Kingdom: 2.7%
27,647		Anglo American PLC	1,149,432	0.7
58,878		BAE Systems PLC	583,114	0.3
5,337		Bunzl PLC	197,379	0.1
33,669		CNH Industrial NV	542,641	0.3
10,065		Ferguson PLC	1,141,083	0.6
20,694		Halma PLC	548,938	0.3
13,716		Smiths Group PLC	263,984	0.2
30,784		United Utilities Group PLC	381,844	0.2
			4,808,415	2.7

		United States: 47.8%
5,932		3M Co.	747,254	0.4
12,506		AES Corp.	361,673	0.2
5,628		Air Products & Chemicals, Inc.	1,745,580	1.0
1,185		Albemarle Corp.	329,418	0.2
5,337		Alcoa Corp.	267,544	0.1
5,642		Allegion Public Ltd.	641,213	0.4
632		AMERCO	40,006	0.0
5,733	(2)	AMERCO- Non-Voting	362,154	0.2
9,187		American Electric Power Co., Inc.	889,302	0.5
6,963		Ametek, Inc.	991,670	0.5
11,862		AO Smith Corp.	720,498	0.4
2,791	(2)	Arrow Electronics, Inc.	303,493	0.2
90,609		AT&T, Inc.	1,746,942	1.0
8,137		Atmos Energy Corp.	978,067	0.5
31,872		Baker Hughes Co.	924,925	0.5
5,505	(2)	Boeing Co.	984,734	0.5
6,620		Caterpillar, Inc.	1,565,034	0.9
1,673		Celanese Corp. - Series A	179,513	0.1
1,700		CF Industries Holdings, Inc.	183,923	0.1
7,424		Cheniere Energy, Inc.	1,301,873	0.7
72,186		Cisco Systems, Inc.	3,589,088	2.0
4,841		Consolidated Edison, Inc.	474,612	0.3
7,774		Corteva, Inc.	522,102	0.3
54,103		CSX Corp.	1,768,627	1.0
2,357		Deere & Co.	1,039,437	0.6
6,193		Dover Corp.	879,096	0.5
11,201		Dow, Inc.	570,915	0.3
10,152		DTE Energy Co.	1,177,734	0.6
9,632		Duke Energy Corp.	962,526	0.5
17,293		DuPont de Nemours, Inc.	1,219,329	0.7
5,464		Ecolab, Inc.	818,671	0.5
12,061		Edison International	803,986	0.4
20,278		Emerson Electric Co.	1,942,024	1.1
8,234		Evergy, Inc.	487,535	0.3
12,094		Eversource Energy	1,002,109	0.6
5,054	(2)	F5, Inc.	781,399	0.4
3,454		FedEx Corp.	629,388	0.3
4,848		FMC Corp.	633,343	0.3

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

21,565		Fortive Corp.	1,456,716	0.8
4,702		Fortune Brands Home & Security, Inc.	307,229	0.2
32,909		Freeport-McMoRan, Inc.	1,309,778	0.7
862	(2)	Generac Holdings, Inc.	90,958	0.0
25,144		General Electric Co.	2,161,630	1.2
33,906		Halliburton Co.	1,284,698	0.7
4,176		Heico Corp. - HEI	677,807	0.4
4,353		Honeywell International, Inc.	955,701	0.5
19,286		Ingersoll Rand, Inc.	1,040,865	0.6
27,792		Johnson Controls International plc	1,846,500	1.0
37,447		Juniper Networks, Inc.	1,244,738	0.7
8,534	(2)	Keysight Technologies, Inc.	1,543,715	0.8
9,374		Knight-Swift Transportation Holdings, Inc.	519,601	0.3
9,469	(2)	Liberty Global PLC - Class A	190,138	0.1
8,597		Linde PLC	2,892,719	1.6
1,901		Lockheed Martin Corp.	922,346	0.5
5,347		Mosaic Co.	274,301	0.2
6,780		Newmont Corp.	321,847	0.2
30,728		NextEra Energy, Inc.	2,602,662	1.4
33,065		NiSource, Inc.	923,836	0.5
3,137		Norfolk Southern Corp.	804,640	0.4
319		Northrop Grumman Corp.	170,119	0.1
4,899		Nucor Corp.	734,605	0.4
1,625		Old Dominion Freight Line	491,741	0.3
10,205		Owens Corning, Inc.	906,612	0.5
5,140		Parker Hannifin Corp.	1,536,552	0.8
19,104		Pentair PLC	874,390	0.5
2,947		PPG Industries, Inc.	398,493	0.2
35,396		PPL Corp.	1,044,890	0.6
10,007		Raytheon Technologies Corp.	987,891	0.5
4,642		Rockwell Automation, Inc.	1,226,509	0.7
29,601		Schlumberger Ltd.	1,525,932	0.8
9,824		Sealed Air Corp.	522,932	0.3
10,900		Sempra Energy	1,811,471	1.0
12,570		Sensata Technologies Holding PLC	566,907	0.3
4,145		Sherwin-Williams Co.	1,032,851	0.6
3,683		Snap-On, Inc.	886,130	0.5
2,951		Southern Co.	199,606	0.1
17,918	(2)	Southwest Airlines Co.	715,107	0.4
2,531		Steel Dynamics, Inc.	263,047	0.1
14,746		Targa Resources Corp.	1,096,955	0.6
19,623		Textron, Inc.	1,400,690	0.8
2,352	(2)	T-Mobile US, Inc.	356,234	0.2
9,816	(2)	Trimble, Inc.	586,506	0.3
8,956	(2)	Uber Technologies, Inc.	260,978	0.1
28,273		UGI Corp.	1,092,751	0.6
4,473		Union Pacific Corp.	972,564	0.5
7,531		United Parcel Service, Inc. - Class B	1,428,857	0.8
3,436	(2)	United Rentals, Inc.	1,213,011	0.7
39,340		Verizon Communications, Inc.	1,533,473	0.8
13,293		Vistra Corp.	323,419	0.2
8,432		Westinghouse Air Brake Technologies Corp.	852,391	0.5
24,651		WestRock Co.	934,766	0.5
798		WW Grainger, Inc.	481,242	0.3
4,517		Xylem, Inc.	507,485	0.3
			86,876,269	47.8

	Total Common Stock
	(Cost $167,493,054)		181,251,163	99.8

EXCHANGE-TRADED FUNDS: 1.4%
27,939		iShares MSCI ACWI ETF	2,505,290	1.4

	Total Exchange-Traded Funds
	(Cost $2,430,855)		2,505,290	1.4

PREFERRED STOCK: 0.2%
		Brazil: 0.1%
103,672		Cia Energetica de Minas Gerais	228,946	0.1

		Chile: 0.1%
2,521		Sociedad Quimica y Minera de Chile SA	250,260	0.1

	Total Preferred Stock
	(Cost $441,989)		479,206	0.2

	Total Long-Term Investments
	(Cost $170,365,898)		184,235,659	101.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
1,385,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 3.740%
	(Cost $1,385,000)	1,385,000	0.8

	Total Short-Term Investments
	(Cost $1,385,000)	1,385,000	0.8

	Total Investments in Securities (Cost $171,750,898)	$185,620,659	102.2
	Liabilities in Excess of Other Assets	(3,979,300)	(2.2)
	Net Assets	$181,641,359	100.0

ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Rate shown is the 7-day yield as of November 30, 2022.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Electric Utilities	7.2%
Industrial Machinery	6.1
Industrial Conglomerates	5.8
Integrated Telecommunication Services	5.4
Specialty Chemicals	4.3
Building Products	4.1
Diversified Metals & Mining	3.8
Electrical Components & Equipment	3.8
Aerospace & Defense	3.7
Communications Equipment	3.7
Industrial Gases	3.1
Multi-Utilities	3.1
Trading Companies & Distributors	2.7
Railroads	2.7
Gas Utilities	2.7
Wireless Telecommunication Services	2.6
Construction Machinery & Heavy Trucks	2.4
Construction & Engineering	2.4
Air Freight & Logistics	2.3
Electronic Equipment & Instruments	2.1
Oil & Gas Equipment & Services	2.0
Electronic Components	1.9
Gold	1.9
Construction Materials	1.9
Fertilizers & Agricultural Chemicals	1.8
Oil & Gas Storage & Transportation	1.7
Multi-Sector Holdings	1.4
Diversified Chemicals	1.3
Steel	1.3
Commodity Chemicals	1.3
Airlines	1.1
Paper Packaging	1.1
Independent Power Producers & Energy Traders	1.1
Copper	1.0
Marine	1.0
Agricultural & Farm Machinery	0.9
Trucking	0.9
Marine Ports & Services	0.8
Highways & Railtracks	0.7
Electronic Manufacturing Services	0.4
Heavy Electrical Equipment	0.4
Aluminum	0.3
Renewable Electricity	0.2
Technology Distributors	0.2
Precious Metals & Minerals	0.2
Water Utilities	0.2
Airport Services	0.2
Paper Products	0.1
Alternative Carriers	0.1
Liabilities in Excess of Other Assets*	(1.4)
Net Assets	100.0%

*     Includes short-term investments.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$7,286,720	$–	$7,286,720
Brazil	1,644,305	–	–	1,644,305
Canada	9,335,468	–	–	9,335,468
China	175,239	4,589,782	–	4,765,021
Denmark	–	626,540	–	626,540
Finland	–	325,695	–	325,695
France	–	6,625,035	–	6,625,035
Germany	–	7,420,154	–	7,420,154
Greece	–	418,734	–	418,734
Hong Kong	705,910	1,019,062	–	1,724,972
India	–	3,038,561	–	3,038,561
Indonesia	–	163,427	–	163,427
Ireland	883,179	2,452,892	–	3,336,071
Israel	–	231,309	–	231,309
Italy	–	2,332,906	–	2,332,906
Japan	–	14,100,038	–	14,100,038
Malaysia	–	354,386	–	354,386
Mexico	859,944	–	–	859,944
Netherlands	215,415	–	–	215,415
New Zealand	–	403,981	–	403,981
Philippines	–	1,200,667	–	1,200,667
Portugal	–	167,007	–	167,007
Qatar	425,045	–	–	425,045
Russia	–	–	–	–
Saudi Arabia	–	1,278,673	–	1,278,673
Singapore	–	2,584,758	–	2,584,758
South Africa	199,041	414,031	–	613,072
South Korea	–	2,945,643	–	2,945,643
Spain	–	1,680,430	–	1,680,430
Sweden	–	5,158,975	–	5,158,975
Switzerland	6,116	3,660,295	–	3,666,411
Taiwan	–	2,586,031	–	2,586,031
Thailand	–	1,636,238	–	1,636,238
Turkey	–	414,847	–	414,847
United Kingdom	–	4,808,415	–	4,808,415
United States	86,876,269	–	–	86,876,269
Total Common Stock	101,325,931	79,925,232	–	181,251,163
Exchange-Traded Funds	2,505,290	–	–	2,505,290
Preferred Stock	479,206	–	–	479,206
Short-Term Investments	1,385,000	–	–	1,385,000
Total Investments, at fair value	$105,695,427	$79,925,232	$–	$185,620,659
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(4,275,271)	$–	$(4,275,271)
Total Liabilities	$–	$(4,275,271)	$–	$(4,275,271)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2022, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2022 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Industrial Select Sector SPDR Fund	UBS AG	Call	12/02/22	USD	93 .570	218,018	USD	22,176,791	$566,389	$(1,781,495)
iShares MSCI EAFE ETF	Citibank N.A.	Call	12/15/22	USD	65 .020	244,540	USD	16,413,525	302,105	(494,426)
iShares MSCI Emerging Markets ETF	Citibank N.A.	Call	12/15/22	USD	38 .250	311,111	USD	12,295,106	230,875	(360,215)
Materials Select Sector SPDR Fund	Goldman Sachs International	Call	12/02/22	USD	72 .890	166,004	USD	13,736,831	370,255	(1,639,135)
									$1,469,624	$(4,275,271)

Currency Abbreviations
USD	-	United States Dollar

At November 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $170,827,235.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$25,240,749
Gross Unrealized Depreciation	(14,681,339)

Net Unrealized Appreciation	$10,559,410